Supplement dated January 27, 2017
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	10/1/2016
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2013
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	2015
The rest of the section remains the same.
Effective immediately, the fourth and fifth paragraphs under the caption "The Investment Manager" in the "More Information About the Fund — Primary Service Providers” section of the Prospectus for the above mentioned Fund are hereby deleted. Additionally, effective immediately, the caption "Portfolio Managers” and the information beneath it, in the same section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2013
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	2015
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments from 1993 to 2013, most recently as head of global asset allocation. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP214_05_005_(01/17)

Supplement dated January 27, 2017
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Disciplined Small Core Fund	1/1/2017
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Condon, CFA	Senior Portfolio Manager and Head of Quantitative Strategies	Co-manager	January 2016
Peter Albanese	Senior Portfolio Manager	Co-manager	January 2017
The rest of the section remains the same.
Effective immediately, the caption "Portfolio Managers” and the information beneath it, in the “More Information About the Fund — Primary Service Providers” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Condon, CFA	Senior Portfolio Manager and Head of Quantitative Strategies	Co-manager	January 2016
Peter Albanese	Senior Portfolio Manager	Co-manager	January 2017
Mr. Condon joined one of the Columbia Management legacy firms or acquired business lines in 1999. Mr. Condon began his investment career in 1993 and earned a B.A. from Bryant University and an M.S. in finance from Bentley University.
Mr. Albanese joined the Investment Manager in August 2014. Prior to joining the Investment Manager, Mr. Albanese was a Managing Director and Senior Portfolio Manager at Robeco Investment Management. Mr. Albanese began his investment career in 1991 and earned a B.S. from Stony Brook University and an M.B.A. from the Stern School of Business at New York University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP225_08_004_(01/17)

Supplement dated January 27, 2017
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Diversified Absolute Return Fund	10/1/2016
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2015
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-manager	2015
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	2015
Alexander Wilkinson	Portfolio Manager	Co-manager	January 2017
The rest of the section remains the same.
Effective immediately, the caption "Portfolio Managers” and the information beneath it, in the “More Information About the Fund — Primary Service Providers” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s and the Subsidiary's investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2015
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-manager	2015
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	2015
Alexander Wilkinson	Portfolio Manager	Co-manager	January 2017
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments from 1993 to 2013, most recently as head of global asset allocation. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Mr. Virginia joined the Investment Manager in 2010. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Mr. Wilkinson joined the Investment Manager in 2006. Mr. Wilkinson began his investment career in 2006 and earned a B.A. in economics from the University of Massachusetts Amherst.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP258_05_001_(01/17)

Supplement dated January 27, 2017
to the Prospectus and Summary Prospectus, as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Diversified Real Return Fund	6/1/2016
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Co-manager	2014
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	January 2017
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	January 2017
Dan Boncarosky, CFA	Portfolio Manager	Co-manager	January 2017
The rest of the section remains the same.
Effective immediately, the caption "Portfolio Managers” and the information beneath it, in the “More Information About the Fund — Primary Service Providers” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Co-manager	2014
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	January 2017
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	January 2017
Dan Boncarosky, CFA	Portfolio Manager	Co-manager	January 2017
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments from 1993 to 2013, most recently as head of global asset allocation. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Dr. Bahuguna joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Mr. Boncarosky joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Boncarosky began his investment career in 2008 and earned a B.S. from Leonard N. Stern School of Business at New York University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP249_01_003_(01/17)

Supplement dated January 27, 2017
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Mid Cap Growth Fund	1/1/2017
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
George Myers, CFA	Senior Portfolio Manager	Lead manager	2006
Brian Neigut	Senior Portfolio Manager	Co-manager	2007
William Chamberlain, CFA	Senior Portfolio Manager	Co-manager	2013
The rest of the section remains the same.
Effective immediately, the caption "Portfolio Managers” and the information beneath it, in the “More Information About the Fund — Primary Service Providers” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
George Myers, CFA	Senior Portfolio Manager	Lead manager	2006
Brian Neigut	Senior Portfolio Manager	Co-manager	2007
William Chamberlain, CFA	Senior Portfolio Manager	Co-manager	2013
Mr. Myers joined one of the Columbia Management legacy firms or acquired business lines in 2004. Mr. Myers began his investment career in 1998 and earned a B.B.A. and M.S. in finance from the University of Wisconsin in Madison.
Mr. Neigut joined one of the Columbia Management legacy firms or acquired business lines in 2007. Mr. Neigut began his investment career in 1995 and earned a B.B.A. from Pacific Lutheran University.
Mr. Chamberlain joined one of the Columbia Management legacy firms or acquired business lines in 1995. Mr. Chamberlain earned a B.B.A. degree in finance from Pacific Lutheran University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP194_08_002_(01/17)

Supplement dated January 27, 2017
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Small Cap Growth Fund I	1/1/2017
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Daniel Cole, CFA	Senior Portfolio Manager	Co-manager	2015
Wayne Collette, CFA	Senior Portfolio Manager	Co-manager	2006
Lawrence Lin, CFA	Senior Portfolio Manager	Co-manager	2007
The rest of the section remains the same.
Effective immediately, the caption "Portfolio Managers” and the information beneath it, in the “More Information About the Fund — Primary Service Providers” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Daniel Cole, CFA	Senior Portfolio Manager	Co-manager	2015
Wayne Collette, CFA	Senior Portfolio Manager	Co-manager	2006
Lawrence Lin, CFA	Senior Portfolio Manager	Co-manager	2007
Mr. Cole joined the Investment Manager in 2014. Prior to joining the Investment Manager, Mr. Cole was a senior portfolio manager at Manulife Asset Management from 2008 to 2014. Mr. Cole began his investment career in 1993 and earned a B.S. from Guilford College and an M.B.A. in finance from Virginia Polytechnic Institute and State University.
Mr. Collette joined one of the Columbia Management legacy firms or acquired business lines in 2001. Mr. Collette began his investment career in 1996 and earned a B.A. from Brandeis University and an M.B.A. in finance from the Columbia Business School at Columbia University.
Mr. Lin joined one of the Columbia Management legacy firms or acquired business lines in 2006. Mr. Lin began his investment career in 1998 and earned a B.S. from the University of Southern California.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP226_08_004_(01/17)

Supplement dated January 27, 2017
to the Prospectus and Summary Prospectus, as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia U.S. Treasury Index Fund	9/1/2016
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Alan Erickson, CFA	Portfolio Manager	Manager	January 2017
The rest of the section remains the same.
Effective immediately, the caption "Portfolio Managers” and the information beneath it, in the “More Information About the Fund — Primary Service Providers” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Portfolio Manager
Information about the portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager, and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Alan Erickson, CFA	Portfolio Manager	Manager	January 2017
Mr. Erickson joined one of the Columbia Management legacy firms or acquired business lines in 1990. Mr. Erickson began his investment career in 1990 and earned a B.A. from Bates College.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP237_04_003_(01/17)